Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets acquired	¥ 66,483
Acquired finite lived intangible assets amount	65,710
Aggregate amortization expense for intangible assets	¥ 75,890	¥ 57,023	¥ 52,763